NEWBUILDINGS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Payments for vessel	$ 41.5
Front UII [Member]
Property, Plant and Equipment [Line Items]
Payments for vessel	$ 41.5